EARNINGS PER SHARE (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
EARNINGS PER SHARE
Basic and diluted loss per share | $ / shares	$ 0.05
Net loss | $	$ 4,275,475